Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 548	$ 457	$ 416	$ 540	$ 560	$ 621
Restricted cash	14	14		15
Accounts receivable, less allowance for doubtful accounts of $85 million at June 30, 2014 and $83 million at December 31, 2013	756	1,111		1,055
Inventories	989	931		909
Deferred income taxes	165	162		151
Prepaid expenses	57	47		53
Total current assets	2,529	2,722		2,723
Noncurrent assets:
Property and equipment, net of accumulated depreciation of $989 million at June 30, 2014 and $919 million at December 31, 2013	1,076	1,106		1,131
Cable and satellite television distribution rights, net	540	624		764
Goodwill	5,210	5,197		5,234	5,239
Other intangible assets, net	3,243	3,336		3,509
Other noncurrent assets	69	71		77
Total assets	12,667	13,056		13,438
Current liabilities:
Current portion of debt and capital lease obligations	11	13		12
Accounts payable-trade	470	425		566
Accrued liabilities	743	1,029		955
Total current liabilities	1,224	1,467		1,533
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,937	3,800		3,465
Deferred compensation	14	14		12
Deferred income taxes	1,223	1,326		1,410
Other long-term liabilities	157	108		184
Total liabilities	6,555	6,715		6,604
QVC, Inc. shareholder's equity:
Common stock, $0.01 par value	0	0		0
Additional paid-in capital	6,724	6,703		6,665
Accumulated deficit	(882)	(620)		(161)
Accumulated other comprehensive income	154	139	98	186	194	209
Total QVC, Inc. stockholder's equity	5,996	6,222		6,690
Noncontrolling interest	116	119		144
Total equity	6,112	6,341		6,834	8,019	7,654
Total liabilities and equity	$ 12,667	$ 13,056		$ 13,438